Unaudited Condensed Consolidated Statements of Operations and Comprehensive Loss - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Income Statement [Abstract]
General and administrative expenses	$ (322,739)	$ (133,043)	$ (683,796)	$ (521,506)
Total operating expenses	(322,739)	(133,043)	(683,796)	(521,506)
Other income
Change in fair value of warrant liabilities	(30,000)	(10,000)	(100,000)	130,000
Dividend income	1,000	563	3,773	7,617
Foreign exchange gain				159
Interest income	3	10,676	10,707	346,304
Total other income (expense)	(28,997)	1,239	(85,520)	484,080
Loss before income taxes	(351,736)	(131,804)	(769,316)	(37,426)
Income taxes
NET LOSS	(351,736)	(131,804)	(769,316)	(37,426)
Other comprehensive loss:
Change in unrealized gain on available for sale securities		(10,173)	(10,173)	(87,930)
COMRPEHENSIVE LOSS	$ (351,736)	$ (141,977)	$ (779,489)	$ (125,356)
Basic and diluted weighted average shares outstanding, ordinary share subject to possible redemption (in Shares)	3,646,607	4,243,062	3,988,613	4,600,000
Basic and diluted net (loss) income per share, ordinary share subject to possible redemption (in Dollars per share)	$ (0.03)	$ 0.01	$ 0.15	$ (0.01)
Basic and diluted weighted average shares outstanding, ordinary share attributable to AGBA Acquisition Limited (in Shares)	1,375,000	1,375,000	1,375,000	1,375,000
Basic and diluted net loss per share, ordinary share attributable to AGBA Acquisition Limited (in Dollars per share)	$ (0.18)	$ (0.13)	$ (1)	$ (0.01)